February 24, 2006


                          DREYFUS FOUNDERS FUNDS, INC.

                SUPPLEMENT TO CLASS A, B, C, R AND T PROSPECTUSES
                                DATED MAY 1, 2005
                          (AS PREVIOUSLY SUPPLEMENTED)

CLASS B SHARES

         Effective on or about June 1, 2006 (the "Effective Date"), each fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

         Existing holders of a fund's Class B shares as of the Effective Date may continue to hold their Class B shares, reinvest dividends into Class B shares of the fund and exchange their Class B shares for Class B shares of other Dreyfus Founders and Dreyfus Premier funds (as permitted by current exchange privilege rules). In addition, Class B shares may be exchanged as of the Effective Date for Class B shares of General Money Market Fund, Inc. ("GMMF"). As of the Effective Date, no new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of any fund, except through a dividend reinvestment or permitted exchange. For Class B shares outstanding on the Effective Date and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including associated contingent deferred sales charge ("CDSC") schedules, conversion features and distribution plan and shareholder services plan fees, will continue in effect. However, as of the Effective Date, the Reinvestment Privilege with respect to Class B shares (which permits you to reinvest within 45 days of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued.

         In addition, as of the Effective Date, exchanges of Class B shares of a fund for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. ("DWDMMF") will no longer be permitted. Shares held in DWDMMF through a previous exchange of Class B shares, however, may be exchanged for Class B shares of a Dreyfus Founders or Dreyfus Premier fund, or GMMF.

                             ----------------------

CLASS A SHARES

         Effective on March 1, 2006, the following information supplements and should be read in conjunction with the section of the funds' Prospectuses entitled "Shareholder Guide--Sales Charge Reductions and Waivers":

         Class A shares may be purchased at net asset value without payment of a sales charge:

     o By qualified investors who (i) purchase Class A shares directly through Dreyfus Service Corporation ("DSC"), and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through DSC in a Founders-managed fund, including the fund, or a Dreyfus-managed fund since February 28, 2006.

     o    With   the   cash   proceeds   from   an   investor's    exercise   of
          employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with DSC specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor's spouse and minor children become eligible to purchase Class A shares of the fund at net asset value, whether or not using the proceeds of the employment-related stock options.

     o By members of qualified affinity groups who purchase Class A shares directly through DSC, provided that the qualified affinity group has entered into an affinity agreement with DSC.

                             ----------------------

CLASS A AND T SHARES

         Effective on March 1, 2006, the following information supersedes and replaces the last paragraph contained in the section of the funds' Prospectuses entitled "Shareholder Guide--Sales Charge Reductions and Waivers":

     o Class A and Class T shares may be purchased at net asset value without payment of a sales charge for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with DSC specifically relating to processing rollovers.

                                                               February 24, 2006


                          DREYFUS FOUNDERS FUNDS, INC.
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2005
                          (AS PREVIOUSLY SUPPLEMENTED)

CLASS B SHARES

         Effective on or about June 1, 2006 (the "Effective Date"), each Dreyfus Founders equity Fund will offer Class B shares only in connection with dividend reinvestment and permitted exchanges of Class B shares.

         As of the Effective Date, no new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of any Fund, except through a dividend reinvestment or permitted exchange. Existing holders of a Fund's Class B shares as of the Effective Date may continue to hold their Class B shares, reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Funds and certain funds advised by The Dreyfus Corporation ("Dreyfus"), as permitted by current exchange and dividend reinvestment rules. If you hold Class B shares and make a subsequent investment in Fund shares, unless you specify the Class of shares you wish to purchase, such subsequent investment will be made in Class A shares and will be subject to any applicable sales load. For Class B shares outstanding on the Effective Date and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including associated contingent deferred sales charge ("CDSC") schedules, conversion to Class A features and Distribution Plan and Shareholder Services Plan fees, will continue in effect. However, as of the Effective Date, the Reinvestment Privilege with respect to Class B shares (which permits you to reinvest within 45 days of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued.

         As of the Effective Date, you also may exchange your Class B shares for Class B shares of General Money Market Fund, Inc. (the "General Fund"), a money market fund advised by Dreyfus, and such shares will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares from an Exchange Account only can be made into Class B shares of the Dreyfus Founders or Dreyfus Premier funds. No CDSC is charged when an investor exchanges into or out of an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable fund account. Upon redemption, the applicable CDSC will be calculated taking into account the time such shares were held in the General Fund Exchange Account. In addition, the time Class B shares are held in the General Fund
Exchange Account will be taken into account for purposes of calculating when such shares convert to Class A shares. If your Class B shares are held in the General Fund Exchange Account at the time such shares are scheduled to convert to Class A shares, you will receive Class A shares of the General Fund. Prior to the Effective Date, shareholders may exchange their Class B shares for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. (the "Worldwide Dollar Fund"), and such shares will be held in an Exchange Account. Shareholders who hold shares of the Worldwide Dollar Fund in an Exchange Account on the Effective Date may continue to hold those shares and upon redemption from the Exchange Account or other applicable fund account, the applicable CDSC will be calculated as currently described in this Statement of Additional Information. As of the Effective Date, exchanges of Class B shares of a Fund for shares of the Worldwide Dollar Fund will no longer be permitted. Shares held in the Worldwide Dollar Fund through a previous exchange of Class B shares, however, may be exchanged for Class B shares of a Dreyfus Founders or Dreyfus Premier fund, or the General Fund. In addition, dividends from Class B shares may be reinvested automatically pursuant to Dreyfus Dividend Sweep in Class B shares of the General Fund held in an Exchange Account.

                                -----------------

CLASS A SHARES

         Effective on March 1, 2006, the following information supplements and should be read in conjunction with the section of the Funds' Statement of Additional Information entitled "Purchase of Shares":

         Class A shares may be purchased at net asset value without payment of a sales charge:

     o By qualified investors who (i) purchase Class A shares directly through Dreyfus Service Corporation ("DSC"), and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through DSC in a Founders-managed fund, including the Fund, or a Dreyfus-managed fund since February 28, 2006.

     o    With   the   cash   proceeds   from   an   investor's    exercise   of
          employment-related stock options, whether invested in the Fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with DSC specifically relating to processing stock options. Upon establishing the account in the Fund or the Dreyfus-managed money market fund, the investor and the investor's spouse and minor children become eligible to purchase Class A shares of the Fund at net asset value, whether or not using the proceeds of the employment-related stock options.

     o By members of qualified affinity groups who purchase Class A shares directly through DSC, provided that the qualified affinity group has entered into an affinity agreement with DSC.

                                -----------------

CLASS A AND T SHARES

         Effective on March 1, 2006, the following information supersedes and replaces any contrary information contained in the section of the Funds' Statement of Additional Information entitled "Purchase of Shares":

     o Class A and Class T shares may be purchased at net asset value without payment of a sales charge for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a Retirement Plan or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a Retirement Plan, the rollover is processed through an entity that has entered into an agreement with DSC specifically relating to processing rollovers.